Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Revenue from Contracts with Customers

4.    REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Leased and operated hotels revenue	212,671,930	253,420,676	227,074,041	34,800,619
Franchise and managed hotels revenues	692,942,739	831,340,340	677,480,818	103,828,478
Initial franchise fee	42,806,330	54,930,266	61,051,369	9,356,532
Continuing franchise fees	650,136,409	776,410,074	616,429,449	94,471,946
Others	-	7,032,119	25,455,237	3,901,186
Total	905,614,669	1,091,793,135	930,010,096	142,530,283

Substantially all revenues are generated in the PRC.

4.    REVENUE FROM CONTRACTS WITH CUSTOMERS (CONTINUED)

Contract Balances

The Group’s payments from customers are based on the billing terms established in contracts. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. Our contract assets are insignificant at December 31, 2019 and December 31, 2020.

Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

	Years Ended December 31,
	2019	2020	2020
	RMB	RMB	USD
Advance from customers	40,105,627	34,305,508	5,257,549
Deferred revenue-current	231,925,272	221,314,997	33,918,007
Deferred revenue-non current	410,807,248	361,901,369	55,463,811
Total contract liabilities	682,838,147	617,521,874	94,639,367

The deferred revenue balances above, as of December 31, 2019 and 2020 were comprised of the following:

	Years Ended December 31,
	2019	2020	2020
	RMB	RMB	USD
Initial fees received from franchisees owners	295,443,732	280,478,697	42,985,241
Cash received for membership fees and not recognized as revenue	257,351,279	215,009,108	32,951,587
Cash received for prepaid card and sublease	58,075,704	48,137,090	7,377,332
Deferred revenue related to the membership program	31,861,805	39,591,471	6,067,658
Total contract liabilities	642,732,520	583,216,366	89,381,818

The Group recognized revenues that were previously deferred as contract liabilities of RMB212,226,297 (USD30,484,400) and RMB206,913,137 (USD31,710,826) during the years ended December 31, 2019 and 2020, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31,2020, the Group had RMB280,478,697 (USD42,985,241) of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over one to 30 years. The Group had RMB215,009,108 (USD32,951,587) of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years. The Group had RMB39,591,471 (USD6,067,658) of deferred revenues related to unsatisfied performance obligations under Greentree Reward membership program that will be recognized as revenues when the points are redeemed, which we estimate will occur over the next two years. The Group also had RMB48,137,090 (USD7,377,332) related to cash received for prepaid card and sublease, which are expected to be recognized as revenues in future periods over the terms of the related contracts.